TAXATION (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		¥ 823,007	¥ 745,639	¥ 665,131
Income (loss) before income tax expense - Non-PRC entities		(78,909)	(193,694)	(64,183)
Income before income tax expense	$ 114,869	¥ 744,098	¥ 551,945	¥ 600,948